UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21320

RETIREMENT INCOME TRUST

(Exact name of registrant as specified in charter)

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Address of principal executive offices)

(Zip code)

Michael S. Lando, Esquire

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Name and address of agent for service)

Registrant's telephone number, including area code: 412-521-2415

Date of fiscal year end: April 30

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

Retirement Income Fund

		Schedule of Investments
		January 31, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS - UNITED STATES
SERVICES
950	Ship Financial International, Ltd.	17,347

TOTAL COMMON STOCK - UNITED STATES (COST $18,866)		17,347	3.89%

REAL ESTATE INVESTMENT TRUSTS - UNITED STATES
2,090	Impac Mortgage Holdings, Inc.	18,267
810	Newcastle Investment Corp.	22,032
760	Thornburg Mortgage, Inc.	19,479

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $73,464)		59,778	13.39%

CLOSED-END INVESTMENT COMPANIES - UNITED STATES
2,420	Corporate High Yield Fund III	18,416
1,410	Corporate High Yield Fund V, Inc.	18,584
1,480	Corporate High Yield Fund VI, Inc.	18,796
960	Eaton Vance Floating Rate Fund	17,155
990	Eaton Vance Floating Rate Income Trust	17,582
935	Pimco Corporate Opportunity Fund	16,147
1,460	Pimco High Income Fund	22,002

TOTAL CLOSED-END INVESTMENT COMPANIES - UNITED STATES (COST $134,567)		128,682	28.83%

INCOME TRUSTS - CANADA
3,687	Clean Power Income Fund	18,361
1,000	Canetic	21,298
2,000	Esprit Energy Trust	22,184
540	Fording Canadian Coal Trust	22,043
675	Harvest Energy Trust	22,073
1,350	NAL Oil & Gas Trust Units	22,308
1,140	Paramount Energy Trust	21,939
620	Primewest Energy Trust	20,144
2,100	Versacold Income Fund	16,107

TOTAL INCOME TRUSTS - CANADA (COST $169,037)		186,457	41.77%

CASH & EQUIVALENTS
1,331	Fidelity Governmental Fund 57 (Cost $1,331) 4.04%*	$ 1,331	0.30%

	Total Investments (Cost $397,265)	$ 393,595	88.18%

	Other assets less liabilities	52,774	11.82%

	Net Assets	$ 446,369	100.00%

* Variable Rate Security at January 31, 2006

NOTES TO FINANCIAL STATEMENTS
The Retirement Income Fund
1. SECURITY TRANSACTIONS
At January 31, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $397,265 amounted to $3,671 which consisted of aggregate gross unrealized appreciation of $22,356 and aggregate gross unrealized depreciation of $26,027.

Item 2.  Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RETIREMENT INCOME TRUST

By /s/Michael S. Lando

*Michael S. Lando

President

Date April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael S. Lando

*Michael S. Lando

President

Date April 3, 2006